Pensions and Other Postretirement Benefits PBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Information for pension plans with projected benefit obligation in excess of plan assets
Projected benefit obligations	$ 39.1	$ 1,385.8
Accumulated benefit obligations	39.2	1,359.6
Fair value of plan assets	$ 4.7	$ 1,339.9